Subsequent Events	6 Months Ended
Sep. 30, 2013
Subsequent Events [Abstract]
Subsequent Events

9. Subsequent Events

The Company has evaluated all subsequent events through the date these financial statements were issued and determined that there are no subsequent events to record and no subsequent events to disclose.